Equity reserves - Schedule of detailed information about share-based payment awards (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) Share	Dec. 31, 2019 USD ($) Share
Number Of Other Equity Instruments [Roll Forward]
Exercised | Share				(75)
Number Of Options [Roll Forward]
Beginning balance | Share		588		315
Granted | Share		467		383
Exercised | Share		(164)		(81)	(553)
Expired | Share		0		(20)
Forfeited | Share		(2)		(9)
Ending balance | Share		889		588	315
Weighted Average Exercise Price Of Options [Roll Forward]
Beginning balance | $ / shares	$ 8.27		$ 9.56
Granted | $ / shares	15.59		6.70
Exercised | $ / shares	(4.68)		(7.00)
Expired | $ / shares	0		(4.55)
Forfeited | $ / shares	(6.70)		(6.70)
Ending balance | $ / shares	12.78		8.27
Value Of Options [Roll Forward]
Beginning balance		$ 3,207		$ 2,720
Granted		1,081		774
Exercised		(421)		(209)
Expired		0		(47)
Forfeited		(8)		(31)
Ending balance		4,857		3,207	$ 2,720
Aggregate Value [Roll Forward]
Beginning balance		21,291		21,448
Share-based payments		1,555		458
Share-based payments		998
Share-based Payment Transactions		1,585
Granted		1,580		3,338
Exercised		(6,607)		(3,712)
Expired		(5)		(206)
Forfeited		(30)		(35)
Ending balance		$ 17,814		$ 21,291	$ 21,448
Restricted Stock Units [Member]
Number Of Other Equity Instruments [Roll Forward]
Beginning Balance | Share		226		81
Granted | Share		76		191
Exercised | Share		(81)		(40)
Expired | Share		0		0
Forfeited | Share		(5)		(6)
Ending balance | Share		216		226	81
Value Of Other Equity Instruments [Roll Forward]
Beginning balance		$ 1,329		$ 1,617
Granted		499		441
Exercised		(842)		(1,183)
Expired		0		0
Forfeited		(22)		(4)
Ending balance		1,551		1,329	$ 1,617
Aggregate Value [Roll Forward]
Share-based payments		$ 587		$ 458
Warrants [Member]
Number Of Other Equity Instruments [Roll Forward]
Beginning Balance | Share		8,366		10,810
Granted | Share		0		362
Exercised | Share		(6,527)		(2,679)
Expired | Share		(7)		(127)
Forfeited | Share		0		0
Ending balance | Share		1,832		8,366	10,810
Weighted Average Exercise Price Of Other Equity Instruments [Roll Forward]
Beginning balance | $ / shares	4.88		4.24
Granted | $ / shares	0		13.00
Exercised | $ / shares	(2.94)		(3.33)
Expired | $ / shares	(2.90)		(6.50)
Forfeited | $ / shares	0		0
Ending balance | $ / shares	$ 11.78		$ 4.88
Value Of Other Equity Instruments [Roll Forward]
Beginning balance		$ 16,755		$ 17,111
Granted		0		2,123
Exercised		(5,344)		(2,320)
Expired		(5)		(159)
Forfeited		0		0
Ending balance		$ 11,406		$ 16,755	$ 17,111